Share-based Payment - Additional Information (Detail)						12 Months Ended
	Mar. 21, 2025 CNY (¥)	Mar. 21, 2025 USD ($)	Jun. 26, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 25, 2024	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares	Jun. 20, 2024 Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding						9.7
Share based compensation per share | $ / shares						$ 0.1			$ 0.1
GYMCL equity holding scheme and MGP incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of schemes approved | Scheme										2
MGP Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share capital in which participants of the schemes paid | $				$ 2.96
Aggregated contribution received from participants of the schemes			¥ 82,900,000
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in equity interest in subsidiary resulted from the implementation of the two scheme					76.40%		71.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member] | MGP Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in registered share capital of subsidiary			¥ 28,000,000
Corresponded interest in enlarged registered capital of subsidiary			6.54%	6.54%
Par value per share capital of subsidiary | $				$ 1
Yuchai Equity Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in partnership interest in MGP resulted from acquisition of partnership interest						0.55%
Guangxi Sky Cloud Technology Co., Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in registered share capital of subsidiary	¥ 1,250,000
Corresponded interest in enlarged registered capital of subsidiary	20.00%	20.00%
Change in equity interest in subsidiary resulted from the implementation of the two scheme	76.40%	76.40%				62.80%
Guangxi Sky Cloud Technology Co., Ltd [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share capital in which participants of the schemes paid	¥ 1
Par value per share capital of subsidiary	1
Aggregated contribution received from participants of the schemes	1,100,000	$ 200,000
Guangxi Sky Cloud Technology Co., Ltd [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share capital in which participants of the schemes paid	¥ 1
Subscription Price	80.00%	80.00%
Par value per share capital of subsidiary	¥ 1
Top of range [member] | Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in partnership interest in MGP resulted from acquisition of partnership interest						71.80%
Bottom of range [member] | Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in partnership interest in MGP resulted from acquisition of partnership interest						71.40%
2014 Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period						10 years
Equity incentive plan expired						2024-07
Share-based payment expense arising from Equity Incentive Plan							¥ 0	¥ 0
2025 Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period						10 years
One year after date of grant [member] | 2025 Equity Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage						33.00%
Two years after date of grant [member] | 2025 Equity Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage						66.00%
Three years after date of grant [member] | 2025 Equity Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage						100.00%
Grant Date 9/8/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding | $ / shares						$ 26.03
Grant Date 2/12/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding | $ / shares						$ 35.36